UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21748

Bread & Butter Fund, Inc.

(Exact name of registrant as specified in charter)

3633 Hill Road 3rd Floor

Parsippany, NJ 07054

(Address of principal executive offices)

 (Zip code)

James B. Potkul

Potkul Capital Management LLC

3633 Hill Road 3rd Floor

Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: (973) 331-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Bread & Butter Fund

AMSURG CORP.

Ticker Symbol:AMSG	Cusip Number:03232P405
Record Date: 3/29/2011	Meeting Date: 5/19/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	Approval on an advisory basis of the company's executive compensation	Against	Issuer	For	Against
3	Approval on an advisory basis the frequency in which company will have future advisory votes regarding executive compensation	Against	Issuer	For	Against
4	Proposal for the company to amend its governance documents to provide that director nominees shall be elected by the affirmative vote of the majority votes cast at the annual meeting of shareholders	For	Stockholder	Against	Against
5	Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for fiscal 2011	For	Issuer	For	With
Directors	A vote for ellection of the following director nominees 01 Henry D. Herr; 02 Christopher A. Holden; 03 Kevin P. Lavender; 04 Ken P. Mcdonald	For	Issuer	For	With

BERKSHIRE HATHAWAY INC.

Ticker Symbol:BRKB	Cusip Number:084670702
Record Date: 3/2/2011	Meeting Date: 4/30/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 Director	A vote for the election of director nominees. 01. Warren E. Buffett; 02. Charles T. Munger; 03. Howard G. Buffett; 04. Stephen B. Burke; 05. Susan L. Decker; 06. William H. Gtaes III; 07. David S. Gottesman; 08. Charlottem Guyman; 09. Donald R. Keough; 10. Thomas S. Murphy; 11. Ronald L. Olson; 12. Walter Scott Jr.	For	Issuer	For	With
2	Non-binding resolution to approve the compensation of the company's names executive officers as described in the 2011 proxy statement	For	Issuer	For	With
3	Non-Binding resolution to determine the frequency (whether annual, bieenial or triennial) with which shareholders of the company shall be entitled to have an advisory vote on executive compensation	Against	Issuer	For	Against
4	Proposal with respect to the establishment of quantitative goals for the reduction of greenhouse gas and other air emissions at Berkshire's energy generating holdings	Against	Stockholder	Against	With

CENTRAL GOLDTRUST

Ticker Symbol:GTU	Cusip Number:153546106
Record Date: 3/1/2011	Meeting Date: 4/28/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	The Re-appointment of the auditors and authorizing the board of trustees to fix their remuneration.	For	Issuer	For	With
Director	A vote for the election of the director nominees. 01. Brian E. Felske; 02. Bruce D. Heagle; 03. Ian M.T. Mcavity; 04. Michael A. Parente; 05. J.C. Stefan Spicer; 06. Philip M. Spicer	For	Issuer	For	With

CHESAPEAKE ENERGY CORP.

Ticker Symbol:CHK	Cusip Number:165167107
Record Date: 4/15/2011	Meeting Date: 6/10/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	To approve an amendment to our long term incentive plan	Against	Issuer	For	Against
3	To ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2011	For	Issuer	For	With
4	An advisory vote on executive compensation	Against	Issuer	For	Against
5	An advisory vote on the frequency of holding an advisory vote on executive compensation for 1 year	For	Issuer	For	With
6	Proposal requesting an advisory shareholder vote on director compensation	For	Stockholder	Against	Against
Director	A vote for election of the following director nominees. 03 Kathleen M. Eisenbrenner; 04 Louis A. Simpson	For	Issuer	For	With
Directors	A vote for election of the following director nominees. 01 Aubrey K. Mcclendon; 02 Don Nickles	Against	Issuer	For	Against

COEUR D'ALENE MINES CORPORATION

Ticker Symbol:CDE	Cusip Number:192108504
Record Date: 3/21/2011	Meeting Date: 5/10/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 Director	A vote for the election of director nominees. 01. L. Michael Bogert; 02. James J. Curran; 03. Sebastian Edwards; 04. Andrew Lundquist; 05. Robert E. Mellor; 06. John H. Robinson; 07. J Kenneth Thompson; 08. Timothy R. Winterer; 09. Dennis E. Wheeler	For	Issuer	For	With
2	Ratification of the appointment of KPMG LLP as the company's independent registered public accounting firm.	For	Issuer	For	With
3	Advisory resolution on executive compensation	Against	Issuer	For	Against
4	Advisory vote on the frequency of future advisory votes on executive compensation for three years	Against	Issuer	For	Against

CONSOLIDATED-TOMOKA LAND CO.

Ticker Symbol:CTO	Cusip Number:210226106
Record Date: 3/1/2011	Meeting Date: 4/27/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 Director	A vote for the election of the director nominees. 1a. William H. Davison; 1b. Jeffry B. Fuqua; 1c. William H. McMunn; 1d. Howard C. Serkin; 1e. William L. Olivari	For	Issuer	For	With
2	Ratify the appointment by our audit committee of KPMG LLP as our independent registered public accounting firm for year 2011	For	Issuer	For	With
3	Approve an amendment to our amended and restated articles of incorporation to provide for the annual election of directors.	For	Issuer	For	With
4	Advisory vote on executive compensation	Against	Issuer	For	Against
5	Advisory vote on frequency of the advisory vote on executive compensation for one year	For	Issuer	For	With

ENSCO PLC

Ticker Symbol:ESV	Cusip Number:29358Q109
Record Date: 4/11/2011	Meeting Date: 5/31/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Special Meeting: Approval of the issuance and delivery of Ensco American Depository shares pursuant to the agreement and plan of merger dated as of February 6, 2011 and as amended on March 1, 2011 by and among Ensco PLC, Pride International Inc., Ensco International Inc. and Ensco Ventures LLC as it may be amended from time to time.	For	Issuer	For	With

ENSCO PLC

Ticker Symbol:ESV	Cusip Number:29358Q109
Record Date: 3/31/2011	Meeting Date: 5/24/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	An ordinary resolution to re-elect J. Roderick Clark as a Class III Director of Ensco PLC for a term to expire at the annual general meeting of shareholders to be held in 2014.	For	Issuer	For	With
10	A non-binding advisory vote to approve the compensation of our named executive officers	For	Issuer	For	With
11	A non-binding advisory vote to conduct the non-binding advisory shareholder votes on compensation of our named executive officers every one year.	For	Issuer	For	With
2	An ordinary resolution to re-elect Daniel W. Rabun as a Class III Director of Ensco PLC for a term to expire at the annual general meeting of shareholders to be held in 2014.	For	Issuer	For	With
3	An ordinary resolution to re-elect Keith O. Rattie as a Class III Director of Ensco PLC for a term to expire at the annual general meeting of shareholders to be held in 2014.	For	Issuer	For	With
4	An ordinary resolution to ratify the audit committee's appointment of KPMG LLP as our US independent registered public accounting firm for 2011	For	Issuer	For	With
5	An ordinary resolution to re-appoint KPMG Audit PLC as our UK stautory auditors under Companies Act 2006 (to hold office until the conclusion of the next annual general meeting at which accounts are laid before the Company).	For	Issuer	For	With
6	An ordinary resolution to authorize the Audit committee to determine our UK statutory auditor's remuneration.	For	Issuer	For	With
7	A special resolution regarding the payment of historic dividends to shareholders to ratify and confirm the entry in the UK statutory accounts of Ensco PLC for the year ended 31 December 2010 whereby distributable profits have been appropriated to the payment of Historic Dividends on 18 June 2010, 17 September 2010 and 17 December 2010.	For	Issuer	N/A	N/A
8	A special resolution regarding the payment of Historic Dividends to shareholders to release any and all claims that Ensco PLC may have against shareholders of record or ADS holders in respect of the historic dividends and to authorize an associated deed of release.	For	Issuer	N/A	N/A
9	A special resolution regarding the payment of historic dividends to shareholders to release any and all claims that Ensco PLC may have against its directors with respect to the payment of the historic dividends and to enter into an associated deed of release.	For	Issuer	N/A	N/A

LOEWS CORPORATION

Ticker Symbol:L	Cusip Number:540424108
Record Date: 3/14/2011	Meeting Date: 5/10/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	Approve by advisory vote executive compenstion	For	Issuer	For	With
3	Recommend by adviory vote the frequency of future advisory votes on executive compensation for one year	For	Issuer	For	With
4	Ratify Deloitte & Touche LLP independent auditors	For	Issuer	For	With
5	Cumulative Voting	Against	Stockholder	Against	With
Directors	A vote for he following director nominees. 1a. Ann E. Berman; 1b. Joseph L. Bower; 1c. Charles M. Diker; 1d. Jacob A Fenkel; 1e. Paul J. Fribourg; 1f. Walter L. Harris; 1g. Philip A. Laskawy; 1h. Ken Miller; 1i. Gloria R. Scott; 1j. Andrew H. Tisch; 1k. James S. Tische; 1l. Jonathan M. Tisch	For	Issuer	For	With

NAM TAI ELECTRONICS INC.

Ticker Symbol:NTE	Cusip Number:629865205
Record Date: 4/28/2011	Meeting Date: 6/10/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	Ratification of the appointment of Moore Stephens as independent registered public accounting firm of the company for the year ending December 31, 2011.	For	Issuer	For	With
Directors	A vote for the election of director nominees. 01. Ming Kown Koo; 02. Charles Chu; 03. Peter R. Kellogg; 04. William Lo; 05. Mark Waslen	For	Issuer	For	With

NEWMONT MINING CORPORATION

Ticker Symbol:NEM	Cusip Number:651639106
Record Date: 2/18/2011	Meeting Date: 4/19/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	Ratify the appointment of PricewaterhouseCoopers LLP independent auditors for 2011	For	Issuer	For	With
3	Proposal to approve the advisory resolution relating to executive compensation.	For	Issuer	For	With
4	Advisory vote on the frequency of stock holders votes on executive compensation for one year	For	Issuer	For	With
Directors	A vote for the election of director nominees. 1a. G. A. Barton; 1b. V.A. Calarco; 1c. J.A. Carrabba; 1d. N. Doyle; 1f. V.M. Hagen; 1g. M.S. Hamson; 1h. R.T. O'Brien; 1i. J.B. Prescott; 1j. D.C. Roth; 1k. S. Thompson	For	Issuer	For	With

NOBLE CORPORATION

Ticker Symbol:NE	Cusip Number:H5833N103
Record Date: 3/4/2011	Meeting Date: 4/29/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	Approval of the 2010 Annual Report, consolidated financial statements of the company for fiscal year 2010 and the Statutory Financial Statements of the company for fiscal year 2010.	For	Issuer	For	With
3	Approval of the creation of a reserve through appropriation of retained earnings.	For	Issuer	For	With
4	Approval of a capital reduction by cancellation of certain shares held in treasury.	For	Issuer	For	With
5	Approval of an extension of Board authority to issue authorized share capital until April 28, 2013.	For	Issuer	For	With
6	Approval of a return of capital in the form of a par value redemption in an amount equal to Swiss francs 0.52 per share.	For	Issuer	For	With
7	Approval of the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for fiscal year 2011 and the election of PricewaterhouseCoopers AG as statutory auditor for a one-year term.	For	Issuer	For	With
8	Approval of the discharge of the members of the Board of Directors and the executive officers of the company for fiscal year 2010.	For	Issuer	For	With
9	Approval on an advisory basis of the compensation of the Company's named executive officers.	For	Issuer	For	With
Directors	A vote for the election of the director nominees. 01. Lawrence J. Chazen; 02. Jon A. Marshall; 03. Mary P. Ricciardello.	For	Issuer	For	With

NOVAMED INC.

Ticker Symbol:NOVA	Cusip Number:66986W207
Record Date: 3/11/2011	Meeting Date: 5/4/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Special Meeting: Proposal to adopt the agreement and plan of merger dated as of January 20, 2011 by and amiong surgery center holdings Inc. wildcat merger Sub Inc. and Novamed Inc. and approve the merger described therein.	Against	Issuer	For	Against
2	Special Meeting: Proposal to grant discretionary authority to each of the proxy holders to adjourn the special meeting to another time or place for the purpose of soliciting additional proxies.	Against	Issuer	For	Against

NRG ENERGY INC.

Ticker Symbol:NRG	Cusip Number:629377508
Record Date: 3/1/2011	Meeting Date: 4/26/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	Ratify the appointment by the Board of Directors of KPMG LLP as the company's independent registered public accounting firm for fiscal year 2011.	For	Issuer	For	With
3	To approve on an advisory basis the compensation of the Company's named executive officers	For	Issuer	For	With
Director	A vote for the election of director nominees. 01. Lawrence S. Coben; 02. Paul W. Hobby; 03. Gerald Luterman; 04. Herbert H. Tate; 05. Walter R. Young	For	Issuer	For	With

PFIZER INC.

Ticker Symbol:PFE	Cusip Number:717081103
Record Date: 3/1/2011	Meeting Date: 4/28/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
10	Proposal regarding animal research	Against	Stockholder	Against	With
2	Proposal to ratify selection of KPMG LLP as independent registered public accounting firm for 2011	For	Issuer	For	With
3	Advisory on executive compensation	Against	Issuer	For	Against
4	Advisory vote on the frequency of future advisory votes on executive compensation for two years	Against	Issuer	For	Against
5	Proposal regarding publication of political contributions	Against	Stockholder	For	With
6	Proposal regarding public policy initiatives	Against	Stockholder	Against	With
7	Proposal regarding pharmaceutical price restraints	Against	Stockholder	Against	With
8	Proposal regarding action by written consent.	Against	Stockholder	Against	With
9	Proposal regarding special shareholder meetings	Against	Stockholder	Against	With
Directors	A vote on the election of director nominees. 1a. Dennis A. Ausiello; 1b. Michael S. Brown; 1c. M. Anthony Burns; 1d. W. Don Cornwell; 1e. Frances D. Fergusson; 1f. William H. Gray III; 1g. Constance J. Horner; 1h. James M. Kilts; 1i. George A. Lorch; 1j. John P. Mascotte; 1k. Suzanne Nora Johnson; 1l. Ian C. Read; 1m. Stephen W. Sanger	For	Issuer	For	With

PHILIP MORRIS INTERNATIONAL INC.

Ticker Symbol:PM	Cusip Number:718172109
Record Date: 3/15/2011	Meeting Date: 5/11/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 Director	A vote for the election of director nominees. 1a. Harold Brown; 1b. Mathis Cabiallavetta; 1c. Louis C. Camilleri; 1d. J. Dudley Fishburn; 1e. Jennifer Li; 1f. Graham Mackay; 1g. Sergio Marchionne; 1h. Lucio A. Noto; 1i Carlos Slim Helu; 1j. Stephen M. Wolf.	For	Issuer	For	With
2	Ratification of the selection of independent auditors	For	Issuer	For	With
3	Advisory vote to approve executive compensation	For	Issuer	For	With
4	Advisory vote on the frequency of future advisory votes on executive compensation for one year	For	Issuer	For	With
5	Food insecurity and tobacco use	Against	Stockholder	Against	With
6	Independent Board Chair	Against	Stockholder	Against	With

PILGRIM'S PRIDE CORPORATION

Ticker Symbol:PPC	Cusip Number:72147K108
Record Date: 3/21/2011	Meeting Date: 4/29/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
3	Advisory vote on executive compensation.	For	Issuer	For	With
4	Advisory vote on the frequency of holding future advisory votes on executive compensation for one year.	For	Issuer	For	With
5	Ratification of the appointment of Ernst & Young LLP as independent registered public accounting firm for the company for the fiscal year ending December 25, 2011.	For	Issuer	For	With
Directors	A vote for the election of director nominees. 01. W. Mendonca Batista; 02. J. Mendonca Batista; 03. Don Jackson; 04. William W. Lovette; 05. M.V. Pratini De Moraes; 06. W.C.D. Vasconellos Jr. 07. Lonnie Bo Pilgrim; 08. Michael L. Cooper; 09. Charles Macaluso	For	Issuer	For	With

SEABOARD CORPORATION

Ticker Symbol:SEB	Cusip Number:811543107
Record Date: 2/28/2011	Meeting Date: 4/25/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	Proposal to approve the advisory (non-binding) resolution relating to executive compensation	For	Issuer	For	With
3	Frequency of advisory vote on executive compensation for three year.	Against	Issuer	For	Against
4	Ratification of the appointment of KMPG LLP as the company's independent registered public accounting firm.	For	Issuer	For	With
Director	A vote for the election of the director nominees. 01. Steven J. Bresky; 02. David A. Adamsen; 03. Douglas W. Baena; 04. Joseph E. Rodrigues; 05. Edward I. Shifman, Jr.	For	Issuer	For	With

SILVER STANDARD RESOURCES INC.

Ticker Symbol:SSRI	Cusip Number:82823L106
Record Date: 4/6/2011	Meeting Date: 5/11/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To set the number of directors at six.	For	Issuer	For	With
2 Director	A vote on the election of director nominees. 01. A.E. Michael Anglin; 02. John R. Brodie,FCA; 03. Richard C Campbell,MBE; 04. Richard D. Paterson; 05. John Smith; 06. Peter W. Tomsett	For	Issuer	For	With
3	Appointment of PricewaterhouseCoopers LLP as auditors of the company for the ensuing year and authorizing the directors to fix their remuneration.	For	Issuer	For	With
4	To approve the resolutions set out in the information circular approving the company's stock option plan.	Against	Issuer	For	Against

STATOIL ASA

Ticker Symbol:STO	Cusip Number:85771P102
Record Date: 4/11/2011	Meeting Date: 5/19/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
10	Election of Ingrid Rasmussen (new elected) as member of the nomination committee	For	Issuer	For	With
11	Determination of remuneration for the nomination committee	For	Issuer	For	With
12	Authorization to acquire Statoil shares in the market to continue implementation of the share saving plan for employees	For	Issuer	For	With
13	Authorization to acquire Statoil shares in the market for subsequent annulment	For	Issuer	For	With
14	Marketing instructions for Statoil ASA - adjustments	For	Issuer	For	With
15	Changes to the articles of association	For	Issuer	For	With
16	Adopt instruction for the nomination committee	For	Issuer	For	With
17	Proposal from a shareholder	For	Stockholder	For	With
2	Election of Olaug Svarva as chair of the meeting	For	Issuer	For	With
3	Approval of the notice and the agenda	For	Issuer	For	With
5	Election of two person to co-sign the minutes together with the chair of the meeting	For	Issuer	For	With
7	Declaration on stipulation of salary and other remuneration for executive management	For	Issuer	For	With
8	Determination of remuneration for the company's auditor	For	Issuer	For	With
9	Determination of remuneration for the corporate assembly	For	Issuer	For	With

VODAPHONE GROUP PLC

Ticker Symbol:VOD	Cusip Number:92857W209
Record Date: 6/4/2010	Meeting Date: 7/27/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To receive the company's accounts and reports of the directors and the auditor for the year ended 31 March 2010.	For	Issuer	For	With
15	To approve a final dividend of 5.65p per ordinary share.	For	Issuer	For	With
16	To approve the remuneration report	For	Issuer	For	With
17	To re-appoint Deloitte LLP as auditors	For	Issuer	For	With
18	To authorize the audit committee to determine the remuneration of the auditors	For	Issuer	For	With
19	To authorize the directors to allot shares	For	Issuer	For	With
20	To authorize the directors to dis-apply pre-emption rights	For	Issuer	For	With
21	To authorize the company to purchase its own shares	For	Issuer	For	With
2-14	A vote for the election of director nominees. 02. Sir John Bond; 03. John Buchanan; 04. Vittorio Colao; 05. Michel Combes; 06. Andy Halford; 07. stephen Pusey; 08. Alan Jebson; 09. Samuel Jonah; 10. Nick Land; 11. Anne Lauvergeon; 12. Luc Vandevelde; 13. Anthony Watson; 14. Philip Yea	For	Issuer	For	With
22	To adopt new articles of association	For	Issuer	For	With
23	To authorize the calling of a general meeting other than an annual general meeting on not less than 14 days notice	For	Issuer	For	With
24	To approve the continued operation of the Vodafone share incentive plan	For	Issuer	For	With

WAL-MART STORES INC.

Ticker Symbol:WMT	Cusip Number:931142103
Record Date: 4/6/2011	Meeting Date: 6/3/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	Ratification of Ernst & Young LLP as independent accountants	For	Issuer	For	With
3	Advisory vote on executive compensation	Against	Issuer	For	Against
4	Advisory vote on the frequency of future advisory votes on executive compensation for one year.	For	Issuer	For	With
5	Gender identity non-discrimination policy	Against	Stockholder	Against	With
6	Political contributions report	Against	Stockholder	Against	With
7	Special shareowner meeting	Against	Stockholder	Against	With
8	Require supplier(s) to publish an annual sustainability report	Against	Stockholder	Against	With
9	Climate change disclosure	Against	Stockholder	Against	With
Director	A vote for the election of director nominees. 1a. Aida M. Alvarez; 1b. James W. Breyer; 1c. M. Michele Burns; 1d. James I. Cash Jr.; 1e. Roger C. Corbett; 1f. Douglas N. Daft; 1g. Michael T. Duke; 1h. Gregory B. Penner; 1i. Steven S. Reinemund;1j. H. Less Scott Jr.; 1k. Arne M. Sorenson; 1l. Jim C. Walton; 1m. S. Robson Walton; 1n. Christopher J. Williams; 1o. Linda S. Wolf	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bread & Butter Fund, Inc.

By /s/James B. Potkul

* /s/James B. Potkul

President/Principal Financial Officer

Date: August 16, 2011

*Print the name and title of each signing officer under his or her signature.